Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2019	Jan. 31, 2018
Interest income
Loans	[1]	$ 7,902	$ 6,469
Securities
Interest	[1]	2,120	1,454
Dividends	[1]	334	246
Deposits with banks	[1]	188	139
Total interest income	[1]	10,544	8,308
Interest expense (Note 20)
Deposits		3,524	2,109
Securitization liabilities		151	139
Subordinated notes and debentures		95	92
Other		914	538
Total interest expense		4,684	2,878
Net interest income		5,860	5,430
Non-interest income
Investment and securities services		1,164	1,171
Credit fees		303	282
Net securities gain (loss) (Note 5)		(11)	3
Trading income (loss)		175	287
Income (loss) from non-trading financial instruments at fair value through profit or loss		11	13
Income (loss) from financial instruments designated at fair value through profit or loss		36	(75)
Service charges		714	671
Card services		643	595
Insurance revenue		1,035	944
Other income (loss)		68	54
Total non-interest income		4,138	3,945
Total revenue		9,998	9,375
Provision for credit losses (Note 6)		850	693
Insurance claims and related expenses		702	575
Non-interest expenses
Salaries and employee benefits (Note 15)		2,852	2,560
Occupancy, including depreciation		460	442
Equipment, including depreciation		279	245
Amortization of other intangibles		195	196
Marketing and business development		160	156
Restructuring charges (recovery)		(1)	45
Brokerage-related and sub-advisory fees		83	94
Professional and advisory services		327	239
Other		1,500	884
Total non-interest expenses		5,855	4,861
Income before income taxes and equity in net income of an investment in TD Ameritrade		2,591	3,246
Provision for (recovery of) income taxes (Note 16)		503	1,040
Net income	[2]	2,410	2,353
Preferred dividends		60	52
Net income available to common shareholders and non-controlling interests in subsidiaries		2,350	2,301
Attributable to:
Common shareholders		2,332	2,283
Non-controlling interests in subsidiaries		$ 18	$ 18
Earnings per share (Canadian dollars) (Note 17)
Basic		$ 1.27	$ 1.24
Diluted		1.27	1.24
Dividends per common share (Canadian dollars)		$ 0.67	$ 0.60
TD Ameritrade [member]
Non-interest expenses
Equity in net income of an investment in TD Ameritrade (Note 7)		$ 322	$ 147

[1]	Includes $8,685 million and $7,101 million, for the three months ended January 31, 2019 and January 31, 2018, respectively, which have been calculated based on the effective interest rate method (EIRM). Refer to Note 20.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.